Columbia Strategic California Municipal Income Fund
Third Quarter Report
July 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic California Municipal Income Fund, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.7%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	4.050%	700,000	700,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	4.050%	1,000,000	1,000,000
New York City Water & Sewer System(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	4.050%	1,000,000	1,000,000
Total			2,700,000
Total Floating Rate Notes (Cost $2,700,000)			2,700,000

Municipal Bonds 97.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.9%
San Diego County Regional Airport Authority(c)
Revenue Bonds
Private Activity
Series 2023
07/01/2048	5.000%	2,500,000	2,652,377
San Francisco City & County Airport Commission-San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023C
05/01/2048	5.750%	3,000,000	3,366,794
Series 2024-2
05/01/2049	5.250%	1,000,000	1,083,072
Total			7,102,243
Charter Schools 8.7%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	3,000,000	3,140,908
California Infrastructure & Economic Development Bank(d)
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,300,000	1,277,613
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,200,000	2,165,957
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	852,698
06/15/2049	5.000%	1,400,000	1,303,784
California School Finance Authority(d)
Refunding Revenue Bonds
Classical Academies Oceanside Project
Series 2022
10/01/2061	5.000%	3,500,000	3,502,950
Ivy Academia Project
Series 2021A
06/01/2061	4.000%	1,000,000	721,452
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,032,435
07/01/2045	5.000%	1,705,000	1,709,894
Aspire Public Schools
Series 2022
08/01/2061	5.000%	4,000,000	4,010,588
Girls Athletic Leadership School
Series 2021
06/01/2051	4.000%	1,000,000	771,060
06/01/2061	4.000%	2,890,000	2,115,670
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,524,934
Series 2018
08/01/2048	5.000%	1,750,000	1,764,364
Hawking Steam Charter School Project
Series 2022
07/01/2062	5.500%	1,775,000	1,825,605
KIPP Los Angeles Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,000,400
Series 2015A
07/01/2045	5.000%	1,000,000	1,002,693
Santa Clarita Valley International School Project
Series 2021
06/01/2061	4.000%	1,175,000	843,631
Total			32,566,636

Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.3%
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/24)
03/01/2054	3.875%	3,900,000	3,930,531
California Municipal Finance Authority(c),(e)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	785,334
Total			4,715,865
Higher Education 3.5%
California Public Finance Authority(d)
Revenue Bonds
California University of Science and Medicine
Series 2019
07/01/2054	6.250%	2,000,000	2,108,670
California Statewide Communities Development Authority(d)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,004,585
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,402,210
11/01/2043	5.875%	1,875,000	1,877,352
University of California
Refunding Revenue Bonds
Series 2024BS
05/15/2036	5.000%	4,000,000	4,711,457
Total			13,104,274
Hospital 15.1%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	2,000,000	2,007,825
PIH Health
Series 2020A
06/01/2050	4.000%	2,500,000	2,427,074
Scripps Health
Series 2024A
11/15/2043	5.000%	2,000,000	2,244,498
11/15/2044	5.000%	2,000,000	2,236,626
Revenue Bonds
City of Hope Obligated Group
Series 2019
11/15/2045	4.000%	8,000,000	7,760,666
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CommonSpirit Health
Series 2024A
12/01/2054	5.000%	1,750,000	1,870,983
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,122,193
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	6,874,813
Subordinated Series 2020A-2
11/01/2051	4.000%	1,000,000	971,474
California Infrastructure & Economic Development Bank
Revenue Bonds
Adventist Health Energy Project
Series 2024
07/01/2054	5.250%	2,000,000	2,138,967
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2047	5.000%	2,000,000	2,014,036
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	2,000,000	1,657,184
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,016,379
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	4,797,074
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,668,047
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,096,043
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	2,752,858
Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Regents of the University of California Medical Center
Revenue Bonds
Series 2022P
05/15/2053	4.000%	2,500,000	2,469,473
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2048	4.000%	500,000	425,870
Total			56,552,083
Human Service Provider 0.5%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,020,173
Local Appropriation 0.5%
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,001,388
Local General Obligation 14.4%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	854,832
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,267,024
Series 2021B
08/01/2046	3.000%	3,175,000	2,583,065
08/01/2050	2.375%	3,000,000	1,943,581
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	4,201,540
Chaffey Joint Union High School District(f)
Unlimited General Obligation Bonds
Series 2019D
08/01/2034	0.000%	500,000	344,739
08/01/2035	0.000%	660,000	435,689
08/01/2036	0.000%	1,000,000	628,956
Coast Community College District(f)
Unlimited General Obligation Bonds
Election of 2012
Series 2019F
08/01/2041	0.000%	2,125,000	1,056,638
08/01/2043	0.000%	7,250,000	3,254,703
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Compton Unified School District(f)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2036	0.000%	2,750,000	1,727,696
Conejo Valley Unified School District(f)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2030	0.000%	1,000,000	760,681
Desert Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2024
08/01/2051	4.000%	2,750,000	2,720,450
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	360,000	377,102
El Monte Union High School District(f)
Unlimited General Obligation Bonds
Series 2021E
06/01/2046	0.000%	2,765,000	1,021,661
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2037	3.000%	2,045,000	1,917,572
Glendale Community College District(f)
Unlimited General Obligation Bonds
Series 2020B
08/01/2044	0.000%	1,550,000	653,679
02/01/2045	0.000%	1,250,000	511,076
Long Beach Unified School District(f)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,084,879
Los Angeles Unified School District
Unlimited General Obligation Refunding Bonds
Series 2024A
07/01/2034	5.000%	1,000,000	1,188,124
Manteca Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,098,858
Monterey Peninsula Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,581,796
08/01/2033	0.000%	2,000,000	1,412,920

Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount San Antonio Community College District(f)
Unlimited General Obligation Bonds
Election of 2008
Series 2021E
08/01/2046	0.000%	8,230,000	3,275,957
Pomona Unified School District(f)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	729,938
08/01/2034	0.000%	1,610,000	1,130,965
Poway Unified School District(f)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,892,592
San Diego Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,407,683
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	4,235,373
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,510,387
Total			53,810,156
Multi-Family 13.8%
California Community Housing Agency(d)
Revenue Bonds
Junior Bonds
Series 2021A-2
02/01/2043	4.000%	3,000,000	2,745,429
The Arbors
Series 2020A
08/01/2050	5.000%	3,500,000	3,420,332
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	2,425,979	2,327,016
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	968,976
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,255,309
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,501,389
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,000,321
CMFA Special Finance Agency(d)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	3,000,000	2,518,589
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	3,000,000	2,526,283
CMFA Special Finance Agency VIII(d)
Revenue Bonds
Elan Huntington Beach
Series 2021
08/01/2047	4.000%	1,900,000	1,677,611
CSCDA Community Improvement Authority(d)
Revenue Bonds
Jefferson-Anaheim Social Bonds
Series 2021
08/01/2056	3.125%	2,500,000	1,914,762
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,567,809
Pasadena Portfolio Social Bonds
Series 2021
12/01/2056	3.000%	2,000,000	1,448,132
12/01/2056	4.000%	1,000,000	769,457
Social Bonds
Series 2021A-2
10/01/2056	4.000%	3,000,000	2,273,252
Social Bonds - Mezzanine Lien - 777 Place-Pomona
Series 2021
05/01/2057	4.000%	2,000,000	1,463,081
Social Bonds - Mezzanine Lien - Park Crossing Apartments
Series 2021
12/01/2048	4.000%	2,000,000	1,522,881
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	947,048
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	2,000,000	1,414,187
Social Bonds - Monterey Station-Pomona
Series 2021
07/01/2058	4.000%	2,000,000	1,409,803
Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bonds - Senior Lien - Park Crossing Apartments
Series 2021
12/01/2058	3.250%	1,500,000	1,052,370
The Link - Glendale Social Bonds
Subordinated Series 2021
07/01/2056	4.000%	3,500,000	2,701,304
Union South Bay Social Bonds
Series 2021
07/01/2056	4.000%	2,000,000	1,620,098
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Revenue Bonds
Series 2019-ML05
11/25/2033	3.350%	3,701,745	3,583,364
Freddie Mac Multifamily Certificates
Revenue Bonds
Series 2021-ML10 Class A (FHLMC)
06/25/2038	2.046%	2,405,122	1,942,107
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	4,000,000	3,793,987
Total			51,364,897
Municipal Power 1.7%
Guam Power Authority(g)
Refunding Revenue Bonds
Series 2022A
10/01/2043	5.000%	3,000,000	3,168,570
Puerto Rico Electric Power Authority(g),(h)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,965,000	1,056,187
Series 2012A
07/01/2042	0.000%	4,250,000	2,284,375
Total			6,509,132
Other Bond Issue 0.7%
California Infrastructure & Economic Development Bank(c),(d),(e),(i)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2024 (Mandatory Put 08/15/25)
01/01/2050	8.000%	500,000	506,877
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,006,869
Total			2,513,746
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prepaid Gas 4.4%
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
11/01/2054	5.250%	1,000,000	1,075,607
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	7,000,000	7,503,146
Series 2023 (Mandatory Put 08/01/29)
12/01/2053	5.000%	1,000,000	1,055,618
California Community Choice Financing Authority(e)
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,000,000	3,303,283
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,230,233
Northern California Energy Authority
Refunding Revenue Bonds
Series 2024 (Mandatory Put 08/01/30)
12/01/2054	5.000%	2,000,000	2,135,222
Total			16,303,109
Recreation 0.4%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
California Academy of Sciences, San Francisco
Series 2024
08/01/2029	3.250%	1,470,000	1,454,112
Refunded / Escrowed 3.0%
California School Finance Authority(d)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,029,429
07/01/2046	6.375%	155,000	159,562
Prerefunded 08/01/25 Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	150,000	153,025
City of Irvine
Prerefunded 09/01/24 Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	751,298
09/01/2044	5.000%	2,525,000	2,529,371

Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glendale Unified School District(f)
Prerefunded 09/01/25 Unlimited General Obligation Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,410,020
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	706,490
Jurupa Public Financing Authority
Prerefunded 09/01/24 Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,001,561
Riverside Community College District(f)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	460,829
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Prerefunded 08/30/24 Revenue Bonds
Series 2014A
05/01/2044	5.000%	3,000,000	3,004,280
Total			11,205,865
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 4.1%
California Health Facilities Financing Authority
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2058	5.250%	1,000,000	1,057,427
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,410,347
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	2,000,000	1,903,332
10/01/2049	4.000%	2,500,000	2,344,916
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2056	5.000%	1,000,000	895,761
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,164,996
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,651,048
Series 2021
04/01/2046	3.000%	1,000,000	805,533
04/01/2051	3.000%	1,250,000	954,704
Total			15,188,064
Sales Tax 3.5%
Commonwealth of Puerto Rico(f),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,881,176	1,180,438
Subordinated Series 2022
11/01/2043	0.000%	820,743	502,705
Puerto Rico Sales Tax Financing Corp.(f),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	18,600,000	6,175,624
Puerto Rico Sales Tax Financing Corp.(g)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	5,000,000	5,020,949
Total			12,879,716
Special Property Tax 6.6%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	915,000	917,597
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	430,000	431,195
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,498,939
09/01/2036	5.000%	2,435,000	2,473,900
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1(d)
Tax Allocation Bonds
Facilities Increment - Treasure Island
Series 2022
09/01/2052	5.000%	1,000,000	992,911
Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Dublin
Special Tax Bonds
Improvement Area No. 3
Series 2021
09/01/2045	4.000%	850,000	771,643
09/01/2051	4.000%	865,000	755,138
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	465,000	469,594
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,026,392
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023 (BAM)
09/01/2058	4.000%	1,000,000	982,339
Irvine Unified School District
Special Tax Bonds
Community Facilities District Number 09-1
Series 2019A
09/01/2040	4.000%	685,000	678,259
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2053	5.500%	1,855,000	1,980,498
Pittsburg Successor Agency Redevelopment Agency(f)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	2,099,784
River Islands Public Financing Authority
Special Tax Refunding Bonds
Improvement Area No. 1
Series 2022A-1 (AGM)
09/01/2052	5.250%	1,000,000	1,085,859
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,000,555
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,253,027
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tracy Community Facilities District
Special Tax Bonds
Series 2023
09/01/2053	5.875%	1,000,000	1,077,301
Total			24,494,931
State Appropriated 1.1%
California State Public Works Board
Revenue Bonds
May Lee State Office Complex
Series 2024
04/01/2049	5.000%	1,250,000	1,387,408
Series 2014B
10/01/2039	5.000%	1,000,000	1,002,592
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	1,895,000	1,899,555
Total			4,289,555
State General Obligation 3.1%
Commonwealth of Puerto Rico(g)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2046	4.000%	1,000,000	915,087
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2045	3.250%	3,650,000	3,208,524
Series 2024
09/01/2053	5.000%	3,000,000	3,331,068
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2050	4.000%	4,000,000	4,033,000
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,003
Total			11,489,682
Tobacco 3.3%
California County Tobacco Securitization Agency(f)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	22,780,000	4,409,427
Sonoma County Securitization Corp.
Series 2020
06/01/2055	0.000%	10,000,000	2,187,769
Golden State Tobacco Securitization Corp.(f)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	30,000,000	3,446,484

Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Securitization Authority of Northern California(f)
Refunding Revenue Bonds
Sacramento County Tobacco Securitization Corp. Senior Bonds
Series 2021
06/01/2060	0.000%	5,000,000	822,682
Tobacco Securitization Authority of Southern California(f)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,378,257
Total			12,244,619
Turnpike / Bridge / Toll Road 3.4%
Foothill-Eastern Transportation Corridor Agency(f)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,647,861
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	4,283,682
Riverside County Transportation Commission(f)
Revenue Bonds
Capital Appreciation - Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,528,128
06/01/2033	0.000%	2,940,000	2,103,370
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,055,959
Total			12,619,000
Water & Sewer 2.1%
Metropolitan Water District of Southern California
Revenue Bonds
Series 2023A
04/01/2053	5.000%	5,000,000	5,549,597
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(g)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	2,425,000	2,458,351
Total			8,007,948
Total Municipal Bonds (Cost $394,520,559)			362,492,094

Municipal Short Term 1.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
Disposal 0.8%
California Pollution Control Financing Authority(b),(c),(d)
Refunding Revenue Bonds
Series 2024 (Mandatory Put 08/15/24)
07/01/2043	4.250%	3,000,000	3,000,023
Other Bond Issue 0.6%
California Infrastructure & Economic Development Bank(c),(d)
Revenue Bonds
Series 2023 (Mandatory Put 08/15/24)
01/01/2050	7.570%	2,000,000	2,097,485
Total Municipal Short Term (Cost $5,000,000)			5,097,508

Money Market Funds 0.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.467%(j)	196,009	196,029
Total Money Market Funds (Cost $196,009)		196,029
Total Investments in Securities (Cost: $402,416,568)		370,485,631
Other Assets & Liabilities, Net		2,836,550
Net Assets		373,322,181
Columbia Strategic California Municipal Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, July 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to $83,098,858, which represents 22.26% of total net assets.

(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2024.

(f)	Zero coupon bond.
(g)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2024, the total value of these securities amounted to $22,762,286, which represents 6.10% of total net assets.

(h)	Represents a security in default.
(i)	Represents a security purchased on a when-issued basis.
(j)	The rate shown is the seven-day current annualized yield at July 31, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Strategic California Municipal Income Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT123_10_P01_(09/24)